Shareholder Report, Holdings (Details)	Feb. 28, 2025
First Eagle Global Equity ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
First Eagle Global Equity ETF | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
First Eagle Global Equity ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
First Eagle Global Equity ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
First Eagle Global Equity ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
First Eagle Global Equity ETF | HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Global Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Global Equity ETF | Cie Financiere Richemont SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Global Equity ETF | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Global Equity ETF | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First Eagle Global Equity ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
First Eagle Global Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
First Eagle Global Equity ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
First Eagle Global Equity ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
First Eagle Global Equity ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
First Eagle Global Equity ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
First Eagle Global Equity ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
First Eagle Global Equity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
First Eagle Global Equity ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
First Eagle Global Equity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
First Eagle Overseas Equity ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
First Eagle Overseas Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
First Eagle Overseas Equity ETF | Cie Financiere Richemont SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
First Eagle Overseas Equity ETF | Imperial Oil Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
First Eagle Overseas Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
First Eagle Overseas Equity ETF | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
First Eagle Overseas Equity ETF | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
First Eagle Overseas Equity ETF | Investor AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
First Eagle Overseas Equity ETF | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
First Eagle Overseas Equity ETF | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
First Eagle Overseas Equity ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
First Eagle Overseas Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
First Eagle Overseas Equity ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
First Eagle Overseas Equity ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
First Eagle Overseas Equity ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
First Eagle Overseas Equity ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
First Eagle Overseas Equity ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
First Eagle Overseas Equity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
First Eagle Overseas Equity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
First Eagle Overseas Equity ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Longview Advantage ETF | Dimensional US Core Equity 2 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Longview Advantage ETF | Dimensional US Targeted Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Longview Advantage ETF | John Hancock Multi-Factor Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Longview Advantage ETF | Avantis U.S. Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Longview Advantage ETF | EA Bridgeway Omni Small-Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Longview Advantage ETF | Dimensional US Marketwide Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Longview Advantage ETF | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Longview Advantage ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Longview Advantage ETF | Dimensional US Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Longview Advantage ETF | Dimensional US Equity Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Longview Advantage ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Longview Advantage ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Longview Advantage ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Longview Advantage ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Longview Advantage ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Longview Advantage ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Longview Advantage ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Longview Advantage ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Longview Advantage ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.40%
Longview Advantage ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
Institutional Class | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | Euro/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Australian Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | Swiss Franc/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Institutional Class | Japanese Yen/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class | British Pound/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | New Zealand Dollar/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | US Dollar/Norwegian Krone Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | Mexican Peso/US Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Institutional Class | CCO Holdings LLC / CCO Holdings Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | American Airlines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Class | Navient Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Harvest Midstream I LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | OneMain Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | Cogent Communications Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Crown Cork & Seal Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Acadian Asset Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Nexstar Media, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | OneMain Finance Corp._ [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Class | Alphatec Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Golden Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Chart Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Newmark Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | First Watch Restaurant Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Waystar Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Torray Fund | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Torray Fund | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Torray Fund | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Torray Fund | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Torray Fund | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Fund | Royalty Pharma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Fund | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Torray Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Torray Fund | W R Berkley Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Torray Fund | Chubb Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Torray Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Torray Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Torray Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Torray Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Torray Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Torray Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Torray Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Torray Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Tweedy, Browne Insider + Value ETF | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Tweedy, Browne Insider + Value ETF | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Tweedy, Browne Insider + Value ETF | Burberry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Tweedy, Browne Insider + Value ETF | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tweedy, Browne Insider + Value ETF | Securitas AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | Dundee Precious Metals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | HCI Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | KT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Tweedy, Browne Insider + Value ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Tweedy, Browne Insider + Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Tweedy, Browne Insider + Value ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Tweedy, Browne Insider + Value ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Tweedy, Browne Insider + Value ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Tweedy, Browne Insider + Value ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Tweedy, Browne Insider + Value ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Tweedy, Browne Insider + Value ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Tweedy, Browne Insider + Value ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Tweedy, Browne Insider + Value ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%